Leases - Summary of Supplemental Cash Flow Information Related To Leases (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 178	$ 356